Note 3 - Related Parties	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.    RELATED PARTIES

Historically, the Company had significant relationships with two privately owned Italian companies: F3F S.r.l. (formerly FinSirton S.p.A.) and its formerly wholly owned subsidiary, Sirton Pharmaceuticals S.p.A. (now Vifarma S.p.A.).  F3F S.r.l., the parent company, remains one of the Company’s largest shareholders (with 16.8% ownership at June 30, 2013) and was originally the Company’s sole shareholder. The Company’s former Chief Executive Officer and Chairperson, Dr. Laura Ferro, may be deemed to control F3F S.r.l. and serves as a member of our board of directors.  In addition, Dr. Ferro previously served as a member of Sirton’s (now Vifarma’s) Board of Directors.

Sirton (now Vifarma S.p.A.) was put into liquidation and, on June 28, 2010, Sirton was admitted by the Court of Como to a composition with creditors’ proceeding ("concordato preventivo").  The composition with creditors was approved on February 3, 2011. At that time, Sirton’s (now Vifarma S.p.A.) assets were acquired by a third party, as approved by the Court of Como. A liquidator has been appointed to manage the liquidation process and the distribution of proceeds received from the sale of Sirton’s (now Vifarma S.p.A.) assets to Sirton’s (now Vifarma S.p.A.) creditors. Although the distribution allocation has not yet been finalized, we understand that the liquidator may propose to satisfy the amounts due to secured creditors in full, with a payout distribution of 18.26% to all unsecured creditors. Our net exposure to Sirton (now Vifarma S.p.A.) at the date of the admission to the composition with creditors (June 28, 2010) was €850. If the preliminary indication from the liquidator is confirmed we may collect 18.26% or €155 of the receivables outstanding on the date of the admission to the composition with creditors.  In 2012, we received a partial payment of €85. In prior years, due to the uncertainty of the final distribution to creditors from the sales of Sirton’s (now Vifarma S.p.A.) assets, we established an allowance for doubtful accounts of €850, which represents our exposure against Sirton (now Vifarma S.p.A.). In 2012, in connection with the partial payment received, we released €85 of the allowance. As of June 30, 2013, we still maintain an allowance of €765, which represents our exposure against Sirton (now Vifarma S.p.A.).

On January 1, 2012, we entered into a commercial lease with F3F S.r.l. The area leased is approximately 4,800 square meters in size and is used for offices, manufacturing, laboratories and storage facilities. The lease provides for an annual fee of €185 for the initial six-year term, which may be adjusted annually based on the cost of living index, and, in the event that we exercise our six-year renewal option, €215 on an annual basis, subject to cost of living adjustments.

Expenses under these operating leases for the six-month period ended June 30, 2013 and June 30, 2012 amounted to €95 and €92, respectively.

For the three- and six-month periods ended June 30, 2012 and 2013, the Company had the following transactions with F3F S.r.l.:

	Three-month period ended June 30,		Six-month period ended June 30,
	2012	2013	2012	2013

Charges from related party	54	47	106	95
Total	€54	€47	€106	€95

The Company is a party to a License and Supply Agreement with Sigma-Tau Pharmaceuticals, Inc., pursuant to which we have licensed the right to market defibrotide to treat and prevent VOD in the Americas and Sigma-Tau Pharmaceuticals, Inc. has agreed to purchase defibrotide from us for this use.  Sigma-Tau Pharmaceuticals, Inc. is an affiliate of Sigma-Tau Finanziaria S.p.A..  Dr. Marco Brughera, who holds various senior-level positions within the Sigma-Tau Group, serves as a member of our Board of Directors

Under the license and supply agreement, Sigma-Tau Pharmaceuticals, Inc. has agreed to reimburse us for fifty percent of certain costs incurred relating to our Phase III clinical trial of defibrotide to treat severe VOD.  This agreement was amended effective January 7, 2010.  While Sigma-Tau will continue to share development costs for studies currently required for the filing of an NDA for defibrotide, the Company agreed to engage in good faith negotiations with Sigma-Tau regarding the funding of certain additional costs that may be required to obtain regulatory approval in the U.S., and further agreed that $1.0 million in costs reimbursed by Sigma-Tau will be deductible from royalty payments owed to the Company in the future under the license and supply agreement.  In 2012, Sigma-Tau agreed to reimburse the Company approximately $2.9 million over the next two years. The balance of any reimbursements owed to us by Sigma-Tau Pharmaceuticals, Inc. was classified as accounts receivable from related parties and other revenues from related parties in the accompanying consolidated financial statements. See Note 4 for further discussion of our relationship with Sigma-Tau.

	December 31, 2012	June 30, 2013
Accounts Receivable - Vifarma (formerly Sirton)	€765	€765
Accounts Receivable - F3F (formerly FinSirton)	-	15
Accounts Receivable - Sigma-Tau	216	407
Allowance for doubtful accounts	(765)	(765)
Accounts Receivable, net	€216	€422

Accounts Payable - F3F (formerly FinSirton)	€-	€2
Accounts Payable – Vifarma (formerly Sirton)	5	5
Accounts Payable	€5	€7

The accounting policies applied in transactions with our affiliates are consistent with those policies applied in transactions with independent third parties and all related party agreements are negotiated on an arm’s length basis.